Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Options Valuation Assumptions
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted by the Company during the nine months ended September 30, 2020 were as follows:

September 30,
2020
Expected option life (years)	5.27 to 6.08 years
Risk-free interest rate	0.31% to 1.66%
Expected volatility	76.38% to 81.45%
Expected dividend yield	—%

Stock Option Rollforward
The table below summarizes activity for the nine months ended September 30, 2020:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	5,936,239	$17.71	9.0	$11,873
Granted	426,875	11.61	—	—
Exercised	(67,839)	1.07	—	—
Canceled or forfeited	(545,431)	19.41	—	—
Outstanding as of September 30, 2020	5,749,844	$17.30	8.0	$7,624
Exercisable as of September 30, 2020	2,138,181	18.22	6.8	$5,490
Vested and expected to vest as of September 30, 2020	5,749,844	$17.30	8.0	$7,624

Schedule of Nonvested Share Activity
A summary of the changes in the Company’s restricted ordinary shares during the nine months ended September 30, 2020 is as follows:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2019	314,744	$4.22
Granted	—	—
Vested	(182,249)	4.26
Canceled or forfeited	(1,969)	4.44
Unvested and outstanding at September 30, 2020	130,526	$4.17
During the nine months ended September 30, 2020, the Company did not grant RSUs under the 2018 Plan. The following is a summary of RSU activity for the 2018 Plan for the nine months ended September 30, 2020:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2019	500,000	$12.09
Granted	—	—
Vested	—	—
Canceled or forfeited	(41,250)	12.09
Unvested and outstanding at September 30, 2020	458,750	$12.09

Schedule Share Based Compensation Expense
Share-based compensation expense recorded as research and development expenses, general and administrative expenses, and capitalized to property and equipment is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Research and development	$2,183	$4,673	$10,450	$13,817
General and administrative	2,062	2,906	$5,423	9,993
Capitalized to property and equipment	—	130	(87)	130
Total share-based compensation expense	$4,245	$7,709	$15,786	$23,940